UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5040

                       TOTAL RETURN US TREASURY FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2006

          Date of reporting period: November 1, 2005 - January 31, 2006

Item 1. Schedule of Investments

Total Return US Treasury Fund


Schedule of Investments (Unaudited)                                                                       January 31, 2006

                                                                       INTEREST   MATURITY      PAR           MARKET
SECURITY                                                                 RATE       DATE       VALUE          VALUE
---------------------------------------------------------------------------------------------------------------------------

US TREASURY OBLIGATIONS - 89.37%
US Treasury Bond                                                       10.375%   11/15/12  $ 14,250,000       $ 15,666,094
US Treasury Bond                                                        7.625%    2/15/25    11,500,000         15,627,422
US Treasury Bond                                                        6.000%    2/15/26    11,500,000         13,359,766
US Treasury Bond                                                        6.375%    8/15/27    28,000,000         34,146,875
US Treasury Note                                                        2.750%    6/30/06     4,000,000          3,971,875
US Treasury Note                                                        3.125%    1/31/07     4,000,000          3,943,437
US Treasury Note                                                        3.000%    2/15/08    15,000,000         14,561,719
US Treasury Note                                                        5.500%    5/15/09    25,000,000         25,773,437
US Treasury Note                                                        4.125%    8/15/10     6,000,000          5,908,125
US Treasury Note                                                        4.125%    5/15/15    10,000,000          9,690,625
                                                                                                        -------------------

             TOTAL US TREASURY OBLIGATIONS
                  (COST $147,243,002)                                                                          142,649,375
                                                                                                        -------------------

REPURCHASE AGREEMENT - 9.35%
             JPMORGAN CHASE BANK, N.A.
                            Dated 1/31/06, 3.100%, principal and interest in the amount of $14,929,285 due 2/1/06, collaterized by a US Treasury Bond, par value of $11,665,000,
                            due 2/15/23 with a value of $15,229,950                                             14,928,000
                                                                                                        -------------------

             TOTAL REPURCHASE AGREEMENT
                  (COST $14,928,000)                                                                            14,928,000
                                                                                                        -------------------

TOTAL INVESTMENTS - 98.72%
                  (COST $162,171,002)*                                                                         157,577,375
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.28%                                                                    2,047,710
                                                                                                        -------------------
NET ASSETS - 100.00%                                                                                         $ 159,625,085
                                                                                                        ===================

---------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
 (depreciation) consists of:

            Gross Unrealized Appreciation                                          $184,338
            Gross Unrealized Depreciation                                        (4,777,965)
                                                                                 -----------
            Net Unrealized Appreciation (Depreciation)                           ($4,593,627)
                                                                                 ===========

Item 2. Controls and Procedures.


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TOTAL RETURN US TREASURY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:   3/17/06
        __________________________